Financial instruments - Schedule of Loan margin Adjusted on Pricing Grid (Detail) - Bio Ventus LLC [Member]	12 Months Ended
Dec. 31, 2020
Leverage Ratio Range One [Member] | Eurodollar [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.50%
Leverage Ratio Range One [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	1.50%
Leverage Ratio Range Two [Member] | Eurodollar [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.25%
Leverage Ratio Range Two [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	1.25%
Leverage Ratio Range Three [Member] | Eurodollar [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	1.75%
Leverage Ratio Range Three [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	0.75%
Leverage Ratio Range Four [Member] | Eurodollar [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	1.50%
Leverage Ratio Range Four [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	0.50%
Leverage Ratio Range Five [Member] | Eurodollar [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	1.25%
Leverage Ratio Range Five [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	0.25%